Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 348,828	$ 320,722
Finished goods	600,251	553,682
Impairment provision for inventories	(81,846)	(79,549)
Total inventories, net	$ 867,233	$ 794,855